Operating Segment Information (Details) $ in Millions	3 Months Ended						9 Months Ended
	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($) segment	Sep. 30, 2021 USD ($)
OPERATING SEGMENT INFORMATION
Number of reportable segments | segment							2
Revenues:
Revenues	$ 506			$ 557			$ 1,807	$ 1,677
Segment Adjusted EBITDA
Segment adjusted EBITDA	(8)			48			110	140
Reconciliation of adjusted EBITDA to net (loss) income:
Interest expense	(20)			(18)			(55)	(53)
Interest income	4			3			11	9
Income tax expense	(4)			(4)			(18)	(14)
Depreciation and amortization	(27)			(29)			(84)	(89)
Net income attributable to noncontrolling interests	2			0			5	2
Other adjustments:
Gain (loss) on disposition of business/assets	0			0			1	(2)
Certain legal expenses/settlements	0			(3)			83	(4)
Amortization of pension and postretirement actuarial losses	(1)			(3)			(2)	(9)
Net plant incident credits (costs)	11			(6)			15	(9)
Restructuring, impairment and plant closing and transition costs	(5)			(35)			(21)	(60)
Net (loss) income	(48)	$ 95	$ (2)	(47)	$ (22)	$ (20)	45	(89)
Titanium Dioxide
Revenues:
Revenues	361			430			1,357	1,259
Performance Additives
Revenues:
Revenues	145			127			450	418
Operating segments
Segment Adjusted EBITDA
Segment adjusted EBITDA	4			59			141	176
Operating segments | Titanium Dioxide
Revenues:
Revenues	361			430			1,357	1,259
Segment Adjusted EBITDA
Segment adjusted EBITDA	(5)			54			93	130
Operating segments | Performance Additives
Revenues:
Revenues	145			127			450	418
Segment Adjusted EBITDA
Segment adjusted EBITDA	9			5			48	46
Corporate and other
Segment Adjusted EBITDA
Segment adjusted EBITDA	$ (12)			$ (11)			$ (31)	$ (36)